January 16, 2013

Supplement

SUPPLEMENT DATED JANUARY 16, 2013 TO THE PROSPECTUSES OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
THE FLEXIBLE INCOME PORTFOLIO
(the "Portfolio")
CLASS X and CLASS Y
Dated April 30, 2012

Jaidip Singh no longer manages the Portfolio. As a result, all references to Mr. Singh are hereby deleted from the Prospectuses. Effective immediately, James Caron has been added to the team primarily responsible for the day-to-day management of the Portfolio. Accordingly, effective immediately, the Prospectuses are revised as follows:

The sections of the Prospectuses entitled "Portfolio Summary—Adviser—Portfolio Managers" are hereby deleted and replaced with the following:

The Portfolio is managed by members of the Taxable Fixed Income team. Information about the current members jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Fund
Eric J. Baurmeister	Managing Director	March 2010
James Caron	Managing Director	January 2013
Richard Lindquist	Managing Director	January 2012
Michael Kushma	Managing Director	January 2012
Christian G. Roth	Managing Director	March 2010
Neil Stone	Managing Director	January 2012

***

The second and third paragraphs under the sections of the Prospectuses entitled "Portfolio Details—Portfolio Management" are hereby deleted and replaced with the following:

The Portfolio is managed by members of the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Eric J. Baurmeister, James Caron, Michael Kushma, Richard Linquist, Christian G. Roth and Neil Stone.

Mr. Baurmeister has been associated with the Adviser in an investment management capacity since 1997. Mr. Caron has been associated with Morgan Stanley since 2006 and with the Adviser in an investment management capacity since June 2012. Prior to June 2012, he was global head of interest rates, foreign exchange and emerging markets strategy for Morgan Stanley. Mr. Kushma has been associated with the Adviser or its investment management affiliates in an investment management capacity since 1987. Mr. Lindquist has been associated with the Adviser in an investment management capacity since November 2011. Mr. Lindquist was a Managing Director and Co-head of U.S. High Yield at Guggenheim Partners from April 2009 to November 2011. Prior to April 2009, he was the Head of U.S. and Global High Yield Fixed Income at HSBC Halbis Partners/HSBC Global Asset Management. Mr. Roth has been associated with the Adviser or its investment management affiliates in an investment management capacity since 1991. Mr. Stone has been associated with the Adviser in an investment management capacity since 1995.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

January 16, 2013

Supplement

SUPPLEMENT DATED JANUARY 16, 2013 TO THE
STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
(the "Fund")
Dated April 30, 2012

Jaidip Singh no longer manages the Flexible Income Portfolio (the "Portfolio"). As a result, all references to Mr. Singh are hereby deleted from the Statement of Additional Information ("SAI"). Effective immediately, James Caron has been added to the team primarily responsible for the day-to-day management of the Portfolio. Accordingly, effective immediately, the SAI is revised as follows:

With respect to the Portfolio, the section of the SAI entitled "V. Investment Advisory and Other Services—F. Fund Management—Other Accounts Managed by the Portfolio Managers at December 31, 2011 (unless otherwise indicated)" is hereby deleted and replaced with the following:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Flexible Income
Eric J. Baurmeister	6	$2.4 billion	13	$1.7 billion	13(1)	$4.4 billion(1)
James Caron*	0	$0	0	$0	0	$0
Michael Kushma	3	$304.1 million	13	$4.7 billion	24(2)	$10.3 billion(2)
Richard Lindquist	1	$23.9 million	0	$0	0	$0
Christian G. Roth	7	$749.8 million	13	$6.2 billion	37(3)	$14.8 billion(3)
Neil Stone	7	$785.8 million	0	$0	61(4)	$12.5 billion(4)

*  As of November 30, 2012.

(1)  Of these other accounts, one account with total assets of approximately $174.9 million had performance-based fees.

(2)  Of these other accounts, three accounts with total assets of approximately $851.6 million had performance-based fees.

(3)  Of these other accounts, four accounts with total assets of approximately $2.0 billion had performance-based fees.

(4)  Of these other accounts, one account with total assets of approximately $734.2 million had performance-based fees.

(5)  Of these other accounts, 15 accounts with total assets of approximately $766.1 million had performance-based fees.

***

With respect to the Portfolio, the section of the SAI entitled "V. Investment Advisory and Other Services—F. Fund Management—Securities Ownership of Portfolio Managers" is hereby deleted and replaced with the following:

Flexible Income
Eric J. Baurmeister	none
James Caron	none*
Michael Kushma	none
Richard Lindquist	none
Christian G. Roth	none
Neil Stone	none

*  As of November 30, 2012.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.